Share warrants - Additional Information (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2022	Aug. 23, 2021
Public Warrants
Disclosure of reserves within equity [line items]
Warrants outstanding	11,755,319	11,755,339
Warrants exercise price per share	$ 11.50	$ 11.50
Warrants exercisable period	exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation.
Fair value of warrants price per share	$ 1.77	$ 1.27
Private Warrants
Disclosure of reserves within equity [line items]
Warrants outstanding	6,771,434	6,771,434
Warrants exercise price per share	$ 11.50	$ 11.50
Warrants exercisable period	exercisable during the period beginning December 14, 2021 and ending on August 23, 2026 or earlier upon redemption or liquidation.
Fair value of warrants price per share	$ 1.77	$ 1.27